Financial Instrument Risk Management - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Percent of debt security portfolio considered investment grade	99.00%	99.00%
Available-for-sale
Disclosure of financial assets [line items]
Impairment loss on available-for-sale assets	$ 36,000,000	$ 12,000,000
Debt securities | Available-for-sale
Disclosure of financial assets [line items]
Reversal of impairment	$ 0	$ 0